SHAREHOLDERS' EQUITY - Completion of IPO (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 30, 2020 USD ($) $ / shares shares	Jan. 30, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Class of Stock [Line Items]
Commissions and offering expenses			$ 3,926	¥ 25,619	¥ 7,954
Net proceeds from the IPO, after deducting commissions and offering expenses			$ 16,961	¥ 110,668	¥ 47,602	¥ 404
ADS
Class of Stock [Line Items]
Number of shares issued	1,333,360	1,333,360
Offering price | $ / shares	$ 12.00
Class A ordinary shares
Class of Stock [Line Items]
Number of shares issued	1,333,360	1,333,360
IPO
Class of Stock [Line Items]
Commissions and offering expenses	$ 5,395	¥ 35,200
Net proceeds from the IPO, after deducting commissions and offering expenses	$ 11,565	¥ 75,460
IPO | ADS
Class of Stock [Line Items]
Number of shares issued	1,333,360	1,333,360
IPO | Class A ordinary shares
Class of Stock [Line Items]
Number of shares issued	1,333,360	1,333,360